Property and Equipment, net- Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1.3	$ 17.4	$ 16.9	$ 45.0	$ 51.4	$ 62.3	$ 14.9